Revenue - Disaggregated revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,210,127	$ 880,978	[1]	$ 626,684	[1]
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	603,959	439,363		317,432
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	474,712	347,509		193,790
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 131,456	$ 94,106		$ 115,462

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.